Financial Assets at Amortised Cost (Details) - Schedule of Debt Instruments at Amortized Cost - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Chilean Central Bank and Government securities
Expected credit loss allowance	$ (1,729)	$ (894)
Total	8,178,895	4,867,591
Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Debt instrument at amortized cost	8,178,624	4,868,485
Chilean Central Bank and Government securities [Member] | Chilean Central Bank bonds [Member]
Chilean Central Bank and Government securities
Debt instrument at amortized cost	3,392,609
Chilean Central Bank and Government securities [Member] | Chilean Central Bank notes [Member]
Chilean Central Bank and Government securities
Debt instrument at amortized cost	4,786,015	4,868,485
Chilean Central Bank and Government securities [Member] | Other Chilean Central Bank and government securities [Member]
Chilean Central Bank and Government securities
Debt instrument at amortized cost